Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 15,112	$ 80,438	$ 4,850	$ 14,900	$ 5,518	$ 120,818
ARGENTINA | Argentinean Federal Government
Total	[1]	12,337					12,337
ARGENTINA | City of Buenos Aires
Total	[1]	174					174
ARGENTINA | Province of Buenos Aires
Total	[1]	359					359
ARGENTINA | Province of Chubut
Total	[1]	283	6,546	2,193			9,022
ARGENTINA | Province of Mendoza
Total	[1]	103	2,957				3,060
ARGENTINA | Province of Neuquén
Total	[1]	1,561	67,876	2,369	$ 14,900	$ 5,518	92,224
ARGENTINA | Province of Rio Negro
Total	[1]		346				346
ARGENTINA | Province of Salta
Total	[1]	159	$ 2,713	$ 288			3,160
ARGENTINA | Province of Santa Fe
Total	[1]	$ 136					$ 136

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 29, 2023 was used to make such conversion.
[2]	Sums are rounded, so they may not add up.